Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
January 31, 2024
USL-NPRT3-0324
1.9896230.104
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	40,527	716,923
Verizon Communications, Inc.	20,046	848,948
		1,565,871
Entertainment - 1.3%
Electronic Arts, Inc.	5,910	813,098
IMAX Corp. (a)	32,323	451,552
		1,264,650
Media - 0.3%
Comcast Corp. Class A	7,424	345,513
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	6,999	1,128,449
TOTAL COMMUNICATION SERVICES		4,304,483
CONSUMER DISCRETIONARY - 5.0%
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	6,499	848,704
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	3,068	898,065
Yum! Brands, Inc.	5,923	766,969
		1,665,034
Specialty Retail - 2.4%
Murphy U.S.A., Inc.	1,913	674,371
O'Reilly Automotive, Inc. (a)	790	808,210
TJX Companies, Inc.	9,797	929,833
		2,412,414
TOTAL CONSUMER DISCRETIONARY		4,926,152
CONSUMER STAPLES - 15.2%
Beverages - 2.8%
Constellation Brands, Inc. Class A (sub. vtg.)	1,397	342,377
Keurig Dr. Pepper, Inc.	22,165	696,868
Monster Beverage Corp.	17,123	942,107
The Coca-Cola Co.	13,142	781,818
		2,763,170
Consumer Staples Distribution & Retail - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	10,365	666,884
Sprouts Farmers Market LLC (a)	14,818	746,383
Walmart, Inc.	5,682	938,951
		2,352,218
Food Products - 5.0%
Bunge Global SA	4,431	390,327
Ingredion, Inc.	8,755	941,775
McCormick & Co., Inc. (non-vtg.)	8,538	581,950
Mondelez International, Inc.	13,676	1,029,393
Nestle SA (Reg. S)	5,559	633,451
Sovos Brands, Inc. (a)(b)	33,400	736,470
The Hershey Co.	2,237	432,949
Tyson Foods, Inc. Class A	5,220	285,847
		5,032,162
Household Products - 4.2%
Colgate-Palmolive Co.	10,065	847,473
Kimberly-Clark Corp.	5,875	710,699
Procter & Gamble Co.	5,861	920,998
Reynolds Consumer Products, Inc.	30,291	823,006
The Clorox Co.	5,894	856,104
		4,158,280
Tobacco - 0.8%
Philip Morris International, Inc.	9,145	830,823
TOTAL CONSUMER STAPLES		15,136,653
ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips Co.	4,900	548,163
Diamondback Energy, Inc.	4,666	717,351
Exxon Mobil Corp.	8,287	851,986
International Seaways, Inc.	4,400	236,016
Phillips 66 Co.	5,944	857,779
		3,211,295
FINANCIALS - 15.6%
Capital Markets - 2.7%
Cboe Global Markets, Inc.	6,161	1,132,700
CME Group, Inc.	3,291	677,419
Intercontinental Exchange, Inc.	4,507	573,876
PJT Partners, Inc. (b)	3,193	307,071
		2,691,066
Financial Services - 2.1%
MasterCard, Inc. Class A	2,288	1,027,838
Visa, Inc. Class A	3,704	1,012,155
		2,039,993
Insurance - 10.8%
Allstate Corp.	1,600	248,400
American Financial Group, Inc.	5,431	653,892
Arch Capital Group Ltd. (a)	2,700	222,561
Arthur J. Gallagher & Co.	3,941	914,943
Brown & Brown, Inc.	11,212	869,603
Chubb Ltd.	3,900	955,500
Everest Re Group Ltd.	2,065	794,963
Globe Life, Inc.	3,475	426,800
Hanover Insurance Group, Inc.	6,000	792,060
Hartford Financial Services Group, Inc.	9,452	821,946
Marsh & McLennan Companies, Inc.	5,687	1,102,368
Progressive Corp.	5,410	964,333
Selective Insurance Group, Inc.	8,591	900,852
The Travelers Companies, Inc.	5,026	1,062,295
		10,730,516
TOTAL FINANCIALS		15,461,575
HEALTH CARE - 22.3%
Biotechnology - 5.7%
AbbVie, Inc.	5,049	830,056
Alkermes PLC (a)	10,481	283,511
Biogen, Inc. (a)	2,339	576,938
Exelixis, Inc. (a)	39,137	851,621
Gilead Sciences, Inc.	9,110	712,949
Incyte Corp. (a)	10,756	632,130
Regeneron Pharmaceuticals, Inc. (a)	1,188	1,120,023
United Therapeutics Corp. (a)	2,865	615,345
		5,622,573
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	6,779	767,044
Boston Scientific Corp. (a)	13,468	851,986
		1,619,030
Health Care Providers & Services - 7.5%
Cencora, Inc.	4,503	1,047,758
Centene Corp. (a)	9,824	739,845
Chemed Corp.	1,365	809,158
Cigna Group	3,099	932,644
CVS Health Corp.	2,830	210,467
Elevance Health, Inc.	1,566	772,727
Humana, Inc.	1,937	732,302
Molina Healthcare, Inc. (a)	1,400	499,016
Quest Diagnostics, Inc.	5,315	682,605
UnitedHealth Group, Inc.	1,862	952,860
		7,379,382
Life Sciences Tools & Services - 1.6%
Danaher Corp.	2,375	569,786
Thermo Fisher Scientific, Inc.	1,947	1,049,394
		1,619,180
Pharmaceuticals - 5.9%
AstraZeneca PLC (United Kingdom)	6,450	855,121
Bristol-Myers Squibb Co.	12,061	589,421
Eli Lilly & Co.	1,745	1,126,589
Johnson & Johnson	4,420	702,338
Merck & Co., Inc.	8,433	1,018,538
Roche Holding AG (participation certificate)	2,054	584,807
Sanofi SA sponsored ADR	19,442	970,156
		5,846,970
TOTAL HEALTH CARE		22,087,135
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
General Dynamics Corp.	2,867	759,726
Lockheed Martin Corp.	1,780	764,350
Northrop Grumman Corp.	1,938	865,821
		2,389,897
Commercial Services & Supplies - 2.3%
Republic Services, Inc.	6,471	1,107,318
Waste Connections, Inc. (United States)	7,732	1,200,470
		2,307,788
Construction & Engineering - 0.8%
Bowman Consulting Group Ltd. (a)	7,555	237,303
EMCOR Group, Inc.	2,400	547,464
		784,767
Ground Transportation - 1.0%
Landstar System, Inc.	4,909	941,153
Industrial Conglomerates - 0.9%
General Electric Co.	6,581	871,456
Machinery - 0.6%
IDEX Corp.	2,828	598,122
Professional Services - 2.5%
CACI International, Inc. Class A (a)	2,521	866,543
FTI Consulting, Inc. (a)	4,898	938,506
Science Applications International Corp.	5,647	720,896
		2,525,945
TOTAL INDUSTRIALS		10,419,128
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	16,587	832,336
Motorola Solutions, Inc.	2,583	825,269
		1,657,605
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp. Class A	6,361	643,097
CDW Corp.	3,244	735,480
Insight Enterprises, Inc. (a)	6,657	1,229,811
Keyence Corp.	1,793	793,564
		3,401,952
IT Services - 3.7%
Accenture PLC Class A	2,736	995,576
Akamai Technologies, Inc. (a)	7,844	966,616
Amdocs Ltd.	9,297	852,349
Cognizant Technology Solutions Corp. Class A	11,586	893,512
		3,708,053
Software - 9.3%
Blackbaud, Inc. (a)	9,623	778,693
CCC Intelligent Solutions Holdings, Inc. Class A (a)	68,340	751,057
CommVault Systems, Inc. (a)	10,611	972,816
Manhattan Associates, Inc. (a)	3,948	957,627
Microsoft Corp.	2,968	1,180,017
PTC, Inc. (a)	5,995	1,082,997
Roper Technologies, Inc.	2,037	1,093,869
Salesforce, Inc. (a)	3,461	972,852
SAP SE sponsored ADR	3,788	655,703
Splunk, Inc. (a)	4,716	723,293
		9,168,924
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp. ADR (b)	7,575	478,361
TOTAL INFORMATION TECHNOLOGY		18,414,895
MATERIALS - 1.8%
Chemicals - 1.1%
Linde PLC	2,626	1,063,084
Containers & Packaging - 0.7%
Aptargroup, Inc.	5,786	751,486
TOTAL MATERIALS		1,814,570
UTILITIES - 2.5%
Electric Utilities - 2.5%
Allete, Inc.	11,992	708,847
IDACORP, Inc. (b)	2,201	203,769
PPL Corp.	26,584	696,501
Southern Co.	13,096	910,434
		2,519,551
TOTAL COMMON STOCKS (Cost $82,319,070)		98,295,437

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	344,594	344,663
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	1,176,007	1,176,125
TOTAL MONEY MARKET FUNDS (Cost $1,520,788)		1,520,788

Equity Funds - 0.6%
	Shares	Value ($)
Domestic Equity Funds - 0.6%
iShares MSCI USA Minimum Volatility ETF (Cost $548,962)	7,009	558,757

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $84,388,820)	100,374,982
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(1,096,715)
NET ASSETS - 100.0%	99,278,267

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	255,294	18,369,568	18,280,199	15,855	-	-	344,663	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,701,129	14,374,068	14,899,072	9,347	-	-	1,176,125	0.0%
Total	1,956,423	32,743,636	33,179,271	25,202	-	-	1,520,788

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.